Dividends (Details)				6 Months Ended
	Jun. 03, 2020 $ / shares	Jan. 06, 2020 USD ($) $ / shares	Jan. 06, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of classes of share capital
Dividends paid | £				£ 0	£ 23,326,000	£ 0
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners		$ 14,812,000	£ 11,323,000
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.09
Forecast
Disclosure of classes of share capital
Dividends paid per share	$ 0.09